Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of information related to operating leases

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	461,542	409,196	344,606
Cash paid for amounts included in the measurement of operating lease liabilities	503,127	471,214	331,579
Right-of-use assets obtained in exchange for operating lease obligations	763,919	336,381	215,209

Schedule of information related to operating lease terms and discount rates, which excludes the land use rights

	December 31,	December 31,
	2022	2023
Weighted average remaining lease term	3.22 years	2.92 years
Weighted average discount rate	3.82%	3.77%

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2023 were as follows (in thousands):

RMB
2024	284,976
2025	193,875
2026	132,049
2027	85,279
2028	83,947
Thereafter	106,998
Total operating lease payments	887,124
Less: imputed interest	(71,802)
Total	815,322